United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated Stock And Bond Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--53.3%
		COMMON STOCKS--53.3%
		Consumer Discretionary--4.4%
57,000		Carnival Corp.	$2,112,420
81,900		Comcast Corp., Class A	1,734,642
77,200		Mattel, Inc.	1,492,276
47,250		McDonald's Corp.	2,929,500
78,700		Walt Disney Co.	2,545,945
		TOTAL	10,814,783
		Consumer Staples--8.7%
19,300	[1]	Energizer Holdings, Inc.	1,639,342
56,300		Kellogg Co.	3,064,972
107,900		Kroger Co.	2,980,198
85,255		Nestle SA	3,756,992
40,200		Procter & Gamble Co.	2,804,754
137,914		Unilever N.V., ADR	3,806,426
52,500		Wal-Mart Stores, Inc.	3,101,175
		TOTAL	21,153,859
		Energy--6.1%
14,700		Apache Corp.	1,681,386
14,700		CONSOL Energy, Inc.	995,337
30,200		Exxon Mobil Corp.	2,416,302
22	[1]	NRG Energy, Inc.	828
38,500	[1]	Nabors Industries Ltd.	1,370,600
17,500	[1]	Petroleo Brasileiro SA, ADR	922,950
29,700		Schlumberger Ltd.	2,798,334
60,300	[1]	Weatherford International, Inc.	2,326,374
47,625		XTO Energy, Inc.	2,400,776
		TOTAL	14,912,887
		Financials--6.2%
35,200		BB&T Corp.	1,056,000
31,400		Bank of America Corp.	977,796
36,500		Citigroup, Inc.	693,135
13,200		Goldman Sachs Group, Inc.	2,164,404
112,000		JPMorgan Chase & Co.	4,310,880
33,400		Janus Capital Group, Inc.	900,798
30,500		MetLife, Inc.	1,653,100
39,000		The Bank of New York Mellon Corp.	1,349,790
35,200		U.S. Bancorp	1,121,472
28,300		Wells Fargo & Co.	856,641
		TOTAL	15,084,016
		Health Care--9.0%
32,900	[1]	Amgen, Inc.	2,067,765
41,500		Baxter International, Inc.	2,812,040
34,646		Bayer AG	2,744,988
22,600		Becton, Dickinson & Co.	1,974,788
28,000	[1]	Genentech, Inc.	2,765,000
16,700	[1]	Isis Pharmaceuticals, Inc.	295,256
40,200		Johnson & Johnson	2,831,286
40,000		Medtronic, Inc.	2,184,000
32,600		Merck & Co., Inc.	1,162,842
45,200		UnitedHealth Group, Inc.	1,376,340
37,000		Wyeth	1,601,360
		TOTAL	21,815,665
		Industrials--6.5%
45,200		ABB Ltd., ADR	1,110,564
61,500		General Electric Co.	1,728,150
28,700		Lockheed Martin Corp.	3,341,828
44,800		Norfolk Southern Corp.	3,294,144
41,500		Northrop Grumman Corp.	2,857,275
41,400		United Parcel Service, Inc.	2,654,568
5,850	[1]	Vestas Wind Systems A/S	794,307
		TOTAL	15,780,836
		Information Technology--9.3%
38,200	[1]	Adobe Systems, Inc.	1,636,106
11,760	[1]	Apple, Inc.	1,993,842
80,700	[1]	Cisco Systems, Inc.	1,940,835
47,100	[1]	Dell, Inc.	1,023,483
43,000	[1]	EMC Corp. Mass	657,040
39,065		Hewlett-Packard Co.	1,832,930
140,400		Intel Corp.	3,210,948
1,212		International Business Machines Corp.	147,537
42,900	[1]	MEMC Electronic Materials	2,105,961
72,500		Microsoft Corp.	1,978,525
6,335	[1]	Network Appliance, Inc.	161,416
123,100	[1]	Oracle Corp.	2,699,583
57,900		Qualcomm, Inc.	3,048,435
18,600	[1]	Yahoo, Inc.	360,468
		TOTAL	22,797,109
		Materials--1.0%
14,400		Freeport-McMoRan Copper & Gold, Inc.	1,286,208
9,700		Monsanto Co.	1,108,225
		TOTAL	2,394,433
		Utilities--2.1%
57,400		American Electric Power Co., Inc.	2,240,896
17,400		FirstEnergy Corp.	1,263,936
15,200		Progress Energy, Inc.	663,936
26,700		Southern Co.	1,001,517
		TOTAL	5,170,285
		TOTAL COMMON STOCKS (IDENTIFIED COST $121,874,227)	129,923,873
		ASSET-BACKED SECURITIES--1.7%
$46,108	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	34,581
800,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	768,487
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.745%, 2/10/2051	226,506
10,538		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6 1A3, 3.34%, 5/25/2026	10,106
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	726,356
900,000		Credit Suisse Mortgage Capital Certificate 2006-C4 AAB, 5.439%, 9/15/2039	854,155
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.317%, 4/15/2041	325,333
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	382,980
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	355,231
100,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 6.266%, 02/12/2051	88,061
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	285,271
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,388,024)	4,057,067
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
550,000		CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040	546,893
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	737,253
250,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.815%, 2/12/2049	241,914
6,843	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.549%, 1/28/2027	4,448
303,793		Wells Fargo Mortgage Backed Securities Trust 2003-18 Series 2003-18, Class A1, 5.50%, 12/25/2033	267,071
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,928,117)	1,797,579
		CORPORATE BONDS--6.0%
		Basic Industry - Chemicals--0.1%
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	40,410
100,000		Praxair, Inc., 4.625%, 03/30/2015	97,233
50,000		RPM International, Inc., 6.50%, 02/15/2018	48,341
35,000		Rohm & Haas Co., 6.00%, 09/15/2017	34,625
		TOTAL	220,609
		Basic Industry - Metals & Mining--0.2%
80,000		Alcan, Inc., 5.00%, 06/01/2015	76,086
70,000		Alcoa, Inc., Note, 5.55%, 02/01/2017	64,733
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	50,825
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	102,733
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	99,692
		TOTAL	394,069
		Basic Industry - Paper--0.1%
200,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	198,127
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,250
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	95,698
		TOTAL	296,075
		Capital Goods - Aerospace & Defense--0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.20%, 08/15/2015	47,811
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	24,539
100,000		Raytheon Co., Unsecd. Note, 5.375%, 04/01/2013	103,715
		TOTAL	176,065
		Capital Goods - Diversified Manufacturing--0.2%
20,000		Dover Corp., Note, 5.45%, 03/15/2018	19,944
250,000		General Electric Co., Note, 5.00%, 02/01/2013	254,078
140,000	[2,3]	Hutchison Whampoa Ltd., 6.50%, 02/13/2013	143,752
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 02/15/2067	65,605
		TOTAL	483,379
		Capital Goods - Packaging--0.0%
40,000		Pactiv Corp., 6.40%, 1/15/2018	39,291
		Communications - Media & Cable--0.2%
75,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	83,044
100,000		Comcast Corp., 7.05%, 03/15/2033	101,253
100,000		Comcast Corp., Company Guarantee, 6.50%, 01/15/2017	100,711
110,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 01/15/2010	109,285
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	48,005
		TOTAL	442,298
		Communications - Telecom Wireless--0.2%
130,000		AT&T Wireless Services, Inc., 8.75%, 03/01/2031	155,313
75,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 03/01/2011	80,257
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	89,568
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	20,204
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	86,986
		TOTAL	432,328
		Communications - Telecom Wirelines--0.1%
30,000		Embarq Corp., 6.738%, 06/01/2013	28,756
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	41,149
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	100,533
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	40,032
		TOTAL	210,470
		Consumer Cyclical - Automotive--0.1%
70,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	69,829
100,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	100,558
130,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 03/14/2011	129,643
		TOTAL	300,030
		Consumer Cyclical - Entertainment--0.1%
80,000		International Speedway Corp., 5.40%, 04/15/2014	79,461
20,000		International Speedway Corp., 4.20%, 04/15/2009	19,999
75,000		Time Warner, Inc., 5.50%, 11/15/2011	74,382
100,000		Walt Disney Co., Note, 5.70%, 07/15/2011	104,973
		TOTAL	278,815
		Consumer Cyclical - Lodging--0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	43,131
		Consumer Cyclical - Retailers--0.2%
205,225	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	182,045
60,000		Costco Wholesale Corp., 5.30%, 03/15/2012	62,329
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	17,803
70,000		Target Corp., Note, 5.875%, 07/15/2016	70,370
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	39,734
		TOTAL	372,281
		Consumer Non-Cyclical - Food/Beverage--0.2%
70,000		Bottling Group LLC, Note, 5.50%, 04/01/2016	71,654
60,000		General Mills, Inc., Note, 5.70%, 02/15/2017	59,649
125,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	124,261
50,000		PepsiCo, Inc., 4.65%, 02/15/2013	51,012
90,000	[2,3]	SABMiller PLC, Note, 6.20%, 07/01/2011	92,076
		TOTAL	398,652
		Consumer Non-Cyclical - Health Care--0.1%
60,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	60,987
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	75,150
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 02/15/2018	47,793
		TOTAL	183,930
		Consumer Non-Cyclical - Pharmaceuticals--0.1%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	41,340
110,000		Eli Lilly & Co., Bond, 5.200%, 03/15/2017	111,821
100,000		Genentech, Inc., Note, 4.75%, 07/15/2015	96,923
		TOTAL	250,084
		Consumer Non-Cyclical - Products--0.0%
45,000		Philips Electronics NV, 5.75%, 03/11/2018	44,586
		Consumer Non-Cyclical - Supermarkets--0.0%
25,000		Kroger Co., Bond, 6.90%, 04/15/2038	25,298
50,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 02/12/2013	49,588
		TOTAL	74,886
		Energy - Independent--0.1%
120,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 09/15/2016	117,124
120,000		Canadian Natural Resources Ltd., 4.90%, 12/01/2014	112,986
25,000		Pemex Project Funding Master, 5.75%, 12/15/2015	24,916
55,860	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 09/15/2009	55,458
20,000		XTO Energy, Inc., 6.75%, 08/01/2037	18,989
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 08/01/2017	24,766
		TOTAL	354,239
		Energy - Integrated--0.1%
60,000		Conoco, Inc., Sr. Note, 6.95%, 04/15/2029	65,658
100,000		ConocoPhillips Australia Funding Co., 5.50%, 04/15/2013	104,215
35,000		Petro-Canada, Deb., 7.00%, 11/15/2028	34,448
66,670	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	67,887
100,000	[2,3]	StatoilHydro ASA, 5.125%, 04/30/2014	99,194
		TOTAL	371,402
		Energy - Oil Field Services--0.1%
70,000		Enbridge, Inc., Sr. Note, 5.60%, 04/01/2017	66,757
50,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	57,305
25,000		Weatherford International Ltd., 6.00%, 03/15/2018	24,579
20,000		Weatherford International Ltd., 7.00%, 03/15/2038	20,282
		TOTAL	168,923
		Financial Institution - Banking--1.3%
100,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	104,979
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	81,093
120,000		Capital One Capital IV, 6.745%, 02/17/2037	82,943
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	74,064
100,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 08/16/2011	101,333
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	171,303
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	78,260
160,000		HSBC Finance Corp., 4.75%, 04/15/2010	160,514
200,000		HSBC Finance Corp., 5.00%, 06/30/2015	188,406
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	60,767
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	71,374
250,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	237,543
250,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 03/15/2010	244,138
100,000		Northern Trust Corp., Sr. Note, 5.30%, 08/29/2011	101,507
100,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	100,493
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	13,897
70,000		Popular North America, Inc., 5.65%, 04/15/2009	69,000
477,778	[2,3]	Regional Diversified Funding, 9.25%, 03/15/2030	542,720
100,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 09/01/2010	87,603
100,000		U.S. Bank, N.A., 6.30%, 02/04/2014	103,604
100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 02/01/2015	86,079
140,000		Wachovia Corp., 5.75%, 02/01/2018	119,673
200,000		Washington Mutual Bank, 5.125%, 01/15/2015	124,152
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	66,938
		TOTAL	3,072,383
		Financial Institution - Brokerage--0.6%
220,000		Blackrock, Inc., 6.25%, 09/15/2017	215,034
40,000		Eaton Vance Corp., 6.50%, 10/02/2017	39,294
100,000	[2,3]	FMR Corp., 4.75%, 03/01/2013	98,785
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	43,354
100,000		Goldman Sachs Group, Inc., 6.60%, 01/15/2012	103,497
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 04/01/2018	144,066
190,000		Invesco Ltd., Note, 4.50%, 12/15/2009	187,370
25,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 06/15/2012	24,233
30,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 06/15/2017	27,506
60,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 07/19/2017	53,118
60,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 07/17/2037	49,393
60,000		Lehman Brothers Holdings, Note, 4.80%, 3/13/2014	52,444
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 08/15/2012	28,834
100,000		Morgan Stanley Group, Inc., 5.30%, 03/01/2013	95,935
75,000		Morgan Stanley, Note, 3.875%, 01/15/2009	74,963
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	93,225
30,000		Nuveen Investments, 5.500%, 09/15/2015	20,025
30,000		Nuveen Investments, 5.00%, 9/15/2010	26,925
		TOTAL	1,378,001
		Financial Institution - Finance Noncaptive--0.2%
100,000		American International Group, Inc., Sr. Note, 4.70%, 10/01/2010	94,989
100,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 01/15/2015	99,786
80,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 05/10/2017	47,268
50,000		General Electric Capital Corp., 5.625%, 05/01/2018	48,752
30,000		General Electric Capital Corp., Note, Series MTN, 6.75%, 03/15/2032	30,628
75,000		General Electric Capital, Note, 6.125%, 2/22/2011	78,629
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	31,377
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	75,017
		TOTAL	506,446
		Financial Institution - Insurance - Health--0.0%
50,000		CIGNA Corp., 6.35%, 03/15/2018	50,470
		Financial Institution - Insurance - Life--0.5%
100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	99,601
300,000	[2,3]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	303,929
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	37,954
750,000	[2,3]	Union Central Life Ins Co, Note, 8.20%, 11/1/2026	833,758
		TOTAL	1,275,242
		Financial Institution - Insurance - P&C--0.1%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 02/15/2017	77,463
80,000		CNA Financial Corp., 6.50%, 08/15/2016	77,062
15,000		Chubb Corp., Sr. Note, 5.75%, 05/15/2018	14,473
50,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 04/15/2016	53,098
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 03/15/2014	94,836
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	9,774
		TOTAL	326,706
		Financial Institution - REITs--0.1%
40,000		Equity One, Inc., Bond, 6.00%, 09/15/2017	33,495
40,000		Liberty Property LP, 6.625%, 10/01/2017	37,268
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	45,405
120,000		Prologis, Sr. Note, 5.50%, 04/01/2012	116,200
60,000		Simon Property Group, Inc, Note, 7.75%, 1/20/2011	62,826
50,000		Simon Property Group, Inc., 6.35%, 08/28/2012	50,421
		TOTAL	345,615
		Foreign-Local-Government--0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	59,792
		Municipal Services--0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	119,318
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	86,276
		TOTAL	205,594
		Sovereign--0.1%
100,000		Corp Andina De Fomento, Bond, 7.375%, 01/18/2011	106,502
30,000		United Mexican States, Series MTNA, 6.75%, 09/27/2034	32,355
		TOTAL	138,857
		Technology--0.2%
50,000		Cisco Systems, Inc., Note, 5.25%, 02/22/2011	51,794
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	20,393
40,000		Dell Computer Corp., Deb., 7.10%, 04/15/2028	41,092
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 03/15/2011	61,070
80,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	81,542
50,000		Harris Corp., 5.95%, 12/01/2017	50,217
50,000		Hewlett-Packard Co., Note, 5.40%, 03/01/2017	49,271
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 01/15/2011	102,520
		TOTAL	457,899
		Transportation - Airlines--0.0%
100,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	89,284
		Transportation - Railroads--0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	95,759
50,000		Norfolk Southern Corp., Note, 6.75%, 02/15/2011	52,397
50,000		Union Pacific Corp., 4.875%, 01/15/2015	47,318
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	43,560
		TOTAL	239,034
		Transportation - Services--0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	64,468
		Utility - Electric--0.3%
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	42,790
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 03/15/2018	48,973
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 09/15/2016	39,776
100,000		Duke Capital Corp., Sr. Note, 6.25%, 02/15/2013	102,501
100,000		Exelon Generation Co. LLC, 6.95%, 06/15/2011	103,822
96,037	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	94,027
120,000		MidAmerican Energy Co., 4.65%, 10/01/2014	116,373
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/01/2018	29,695
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	50,494
100,000		Union Electric Co., 6.00%, 04/01/2018	96,911
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	80,585
		TOTAL	805,947
		Utility - Natural Gas Pipelines--0.1%
60,000		Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	62,028
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 03/15/2035	84,698
		TOTAL	146,726
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,346,075)	14,698,007
		CORPORATE NOTES--2.0%
5,000,000	[2,3]	Morgan Stanley, Commodity-Linked Note, 2.41%, 08/07/2009	4,789,745
125,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	124,667
		TOTAL CORPORATE NOTES (IDENTIFIED COST $5,124,980)	4,914,412
		GOVERNMENT AGENCIES--2.3%
1,000,000		Federal Home Loan Mortgage Corp., 4.125%, 9/27/2013	1,004,335
2,550,000	[4]	Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012	2,617,808
2,000,000		Federal National Mortgage Association, 2.750%, 4/11/2011	1,963,599
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,550,419)	5,585,742
		GOVERNMENTS/AGENCIES--0.0%
		Sovereign--0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $76,813)	80,546
		MORTGAGE-BACKED SECURITIES--0.5%
11,346		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	12,109
9,077		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	9,754
22,802		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	23,654
20,193		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	20,948
7,040		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	7,302
33,304		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	33,816
92,188		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	92,530
14,362		Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	14,714
2,004		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	2,086
23,514		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	23,923
26,842		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	27,815
30,012		Federal Home Loan Mortgage Corp. Pool M90876, 4.000%, 11/1/2008	29,989
18,175		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	19,033
39,830		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	41,181
101,857		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	100,548
98,088		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	96,828
42,522		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	43,179
88,675		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	88,258
103,343		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	103,823
4,161		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	4,691
2,217		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,376
17,908		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	19,192
1,005		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	1,046
39,272		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	41,793
4,623		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	4,720
1,571		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,677
345		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	369
91,163		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	92,799
35,986		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	36,631
82,080		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	81,520
107,176		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	103,761
1,668		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,781
7,874		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	8,388
17,600		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	18,502
504		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	537
1,028		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	1,081
11,145		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,769
15,509		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	16,305
2,805		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	3,026
20,611		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	22,217
17,570		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	18,554
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,283,910)	1,284,225
		U.S. TREASURY--1.2%
700,000		United States Treasury Note, 3.875%, 9/15/2010	722,332
2,000,000	[4]	United States Treasury Note, 4.750%, 3/31/2011	2,111,406
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,796,016)	2,833,738
		EXCHANGE-TRADED MUTUAL FUNDS –4.6%
14,075		Energy Select Sector SPDR	1,050,699
112,959		iShares MSCI Emerging Market	4,524,008
31,328		iShares S&P 500/BARRA Growth	1,981,496
14,429		iShares S&P North American Technology-Multimedia Networking Index Fund	425,655
39,936		Materials Select Sector SPDR Trust	1,587,456
41,433		Utilities Select Sector SPDR Fund	1,560,367
		TOTAL EXCHANGE-TRADED MUTUAL FUNDS (IDENTIFIED COST $11,612,680)	11,129,681
		MUTUAL FUNDS--28.6%[5]
35,331		Emerging Markets Fixed Income Core Fund	772,038
100,067		Federated InterContinental Fund, Institutional Shares	5,379,604
5,315,624		Federated Mortgage Core Portfolio	51,880,484
436,911		High Yield Bond Portfolio	2,687,003
8,998,378	[6]	Prime Value Obligations Fund, Institutional Shares, 2.56%	8,998,378
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $70,403,719)	69,717,507
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $240,384,980)[7]	246,022,377
		OTHER ASSETS AND LIABILITIES – NET—(0.9)%[8]	(2,160,598)
		TOTAL NET ASSETS—100%	$243,861,779

At August 31, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1U.S. Treasury Notes 2-Year Long Futures	50	$10,614,063	December 2008	$ 6,498
1U.S. Treasury Notes 5-Year Long Futures	125	$13,992,188	December 2008	$ (2,356)
1U.S. Treasury Notes 10-Year Long Futures	50	$5,775,000	December 2008	$ (4,067)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 75

At August 31, 2008, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Lehman Brothers[9]	Series 10 Investment Grade Index	Buy	1.320%	6/20/2013	$5,000,000	$26,518

Net Unrealized Appreciation on Futures Contracts and Value of Swap Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $8,131,147, which represented 3.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”).  At August 31, 2008, these liquid restricted securities amounted to $8,131,147, which represented 3.3% of total net assets.

4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7
At August 31, 2008, the cost of investments for federal tax purposes was $240,395,884. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $5,626,493. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,050,621 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,424,128.

8	Assets, other than investments in securities, less liabilities.
9	Net premiums received by the Fund amount to $57,329.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$203,474,773	$ 75
Level 2 – Other Significant Observable Inputs	42,547,604	26,518
Level 3 – Significant Unobservable Inputs	---	---
Total	$246,022,377	$26,593
*Other Financial Instruments includes futures contracts and swap contract.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock and Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008